Note 10 - Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders Equity [Table Text Block]
	2012	2011

Series E Non-Cumulative Convertible Perpetual Preferred Stock	25,000	25,000
Series F Non-Cumulative Perpetual Preferred Stock	29,867	40,090
	$54,867	$65,090